GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 36,173,767	$ 34,167,210
Operating loss	2,409,396	$ 5,091,470
Cash	1,032,646
Working capital deficit	$ 7,608,542